CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 12,801	$ 9,073
Restricted cash	3,116	4,432
Accounts receivable, net	44,826	45,343
Income tax receivable	1,511	15
Prepaid expenses and other current assets	4,965	2,838
Current assets from discontinued operations		281
Total current assets	67,219	61,982
Defered tax assets, net	436	349
Investments	255	3,500
Property and equipment, net	4,263	3,205
Non current assets from discontinued operations		25
Goodwill	695	1,044
Other assets	914	658
Total assets	73,782	70,763
CURRENT LIABILITIES:
Bank overdrafts	845
Notes payable-banks	11,889	10,015
Accounts payable	5,886	5,459
Accrued expenses and other current liabilities	42,673	30,708
Income tax payable	1,958	3,144
Value added tax (VAT) payable	11,439	7,223
Loan payable		1,198
Loan payable to related party, including accrued interest	368	1,409
Current liabilities from discontinued operations		41
Total current liabilities	75,058	59,197
Convertible notes payable to a related party, including accrued interest	30,932	37,589
Loan payable	2,288
Other liabilities	360	719
Total liabilities	108,638	97,505
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 33,333,334 shares authorized as of December 31, 2018 and 2017; 25,100,000 and 21,000,000 shares issued and outstanding as of December 31, 2018 and 2017, respectively	12,896	10,655
Additional paid-in capital	23,457	23,128
Accumulated deficit	(64,964)	(53,734)
Accumulated other comprehensive loss	(6,245)	(6,914)
Non controlling interest in subsidiaries		123
Total shareholders' deficit	(34,856)	(26,742)
Total liabilities and shareholders' deficit	$ 73,782	$ 70,763